Lease obligations (Narrative) (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Lease Obligations [Abstract]
Monthly sublease rate with related party	$ 2,346
Monthly sublease rate for four year period	1,303
Lease income from subleasing office	$ 39,937